SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS (UNAUDITED)
Discontinued Operations

As a result of the strategic actions announced on February 5, 2026, AMES’ U.S., Canada, Australia, and U.K. operations have been reported as discontinued operations in the Consolidated Statements of Operations for all periods presented. Except for certain U.K. assets and liabilities not held for sale, we classified the assets and liabilities associated with the AMES' U.S., Canada, Australia, and U.K. discontinued operations as held for sale in the Consolidated Balance Sheets. As of March 31, 2026, the Company ceased its AMES U.K. operations and is currently in the process of liquidating its remaining assets and settling its remaining liabilities. The U.K. assets classified as held for sale relate to inventory and property, plant and equipment that will be sold in liquidation. In accordance with accounting guidelines, depreciation and amortization and ROU asset amortization for AMES' North America and Australia operations ceased from the time they were classified as a discontinued operation in the second fiscal quarter of 2026 and depreciation and amortization for AMES UK ceased as of March 31, 2026 the date operations ended. See Note 7, Discontinued Operations for additional information.

On June 9, 2026, Griffon completed the closing of Veritage. As a result of the transaction, the Company recognized a loss of $26,603, including costs to sell. Griffon recorded $8,945 of legal, consulting and retention costs related to the sale of the AMES North America businesses to the joint venture.

On July 31, 2026, Griffon completed the closing of the Australasia joint venture. Based on the carrying value of AMES Australasia as of June 30, 2026, the estimated gain is approximately $123,000 ($112,000, net of tax). The Company will finalize and record the gain in its fourth quarter of 2026.

Veritage and the Australasia joint ventures are related parties of the Company.

As of March 31, 2026, the Company ceased business operations of the AMES Companies in the U.K. and recorded charges totaling $25,913 consisting of non-cash asset impairment charges of $19,867 and cash charges related to personnel-related costs and vendor agreement terminations of $6,046. Non-cash asset impairment charges of $19,867 related to intangible asset impairments of $6,609, and inventory and fixed asset write-down charges of $5,925 and $7,333, respectively, that have no recoverable value.

In connection with the completion of the formation of Veritage and termination of AMES U.K. operations, the Company recorded a total tax benefit of $4,092 for the nine months ended June 30, 2026.

Financial instruments

In connection with the sale of Griffon’s AMES North America business and the Company's equity method investment in Veritage, Griffon provided seller financing consisting of two second-lien PIK debt receivables with an aggregate principal amount of $161,100 at a fixed annual rate of 10% PIK interest, which capitalizes quarterly. The second lien debt matures on December 9, 2029.

In connection with the AMES Australasia transaction, Griffon entered into a foreign currency forward contract to mitigate the risk of depreciation in the Australian Dollar denominated proceeds. At June 30, 2026, Griffon had a $290,000 Australian Dollar forward contract at a rate of $0.70 which qualified for hedge accounting (Level 2 inputs). On July 31, 2026 Griffon completed the previously announced formation of a joint venture for it's AMES Australasia business. In connection with the completion,
Griffon settled the aforementioned forward contract, and gains of $2,795 will be recognized in the Consolidated Statements of Operations during Griffon's fiscal 2026 fourth quarter. Furthermore, Griffon provided seller financing consisting of a PIK note receivable of AUD $69,300 (approximately USD $48,593), which accrues interest at an annual interest rate of 10% and matures 6 years from the issuance date (or if the term of Australasia joint venture senior debt facility is extended, then one year after the expiration of such senior debt facility, but in no event later than 10 years from the issuance date of the PIK note), at which time principal plus accrued interest is due.

Stockholders' equity and equity compensation

Subsequent to September 30, 2025, the Company paid three quarterly cash dividends of $0.22 per share. On August 4, 2026, the Board of Directors declared a quarterly cash dividend of $0.22 per share, payable on September 16, 2026 to shareholders of record as of the close of business on August 31, 2026.

During the second quarter of 2026, Griffon granted 13,400 shares of restricted stock to non-employee directors of Griffon with a vesting period of one year and a fair value of $1,200, or a weighted average fair value of $89.52 per share. During the third quarter of 2026, Griffon granted 5,401 shares of restricted stock to one non NEO executive with a vesting period of sixty months and a total fair value of $500, or a weighted average fair value of $92.58 per share. As of June 30, 2026, there were 1,314,412 shares available for grant.

Subsequent to September 30, 2026, share repurchases totaled 1,476,676 shares of common stock for $120,732 or an average of $81.80 per share as of July 31, 2026. This excludes excise taxes incurred for share repurchases of $1,207 for the ten months ended July 31, 2026. As of July 31, 2026, $177,281 remains available under Griffon's Board authorized repurchase program.

Long-term Debt

Subsequent to September 30, 2025, the Company made quarterly principal repayments of $2,000, totaling $6,000 and voluntarily prepaid the remaining outstanding balance of $443,000 under the Term Loan B. In connection with the prepayment, the Company wrote off the unamortized debt issuance costs and original issue discount of $3,268 and $361, respectively.

Legal Matters

Griffon recently received an information request from the EPA in connection with the Historic Potteries site in East Trenton, New Jersey, which was added to the EPA’s National Priorities List in July 2025. The request seeks information with respect to operations conducted by another Lightron business that engaged in industrial activities, such as the manufacture of lamps and shades, in Trenton, New Jersey in the 1960s and 1970s. Refer to Note 14, Commitments and Contingencies for additional information.
Lightron has not engaged in any operations in over three decades. Griffon does not acknowledge any responsibility to perform any investigation or remediation at the Trenton site.